Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets [Abstract]
Amortization expense	$ 1,226	$ 1,125
Intangible amortization expense	1,226
Amortization expense total	$ 12,000